Cover Page	12 Months Ended
Apr. 30, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Entity Registrant Name	Uranium Royalty Corp.
Entity Central Index Key	0001711570
Document Period End Date	Apr. 30, 2022
Current Fiscal Year End Date	--04-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity File Number	001-40359
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1090
Entity Tax Identification Number	98-1507764
Entity Address, Address Line One	Suite 1830,
Entity Address, Address Line Two	1030 West Georgia Street,
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 2Y3
City Area Code	604
Local Phone Number	396-8222
Title of 12(b) Security	Common shares without par value
Trading Symbol	UROY
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	95,546,314
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940